Climate change and energy transition - Additional Information 1 (Details) tonnesCarbonDioxideEquivalent in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024 tonnesCarbonDioxideEquivalent	Dec. 31, 2023 tonnesCarbonDioxideEquivalent
Disclosure of Climate Change and Energy Transition [Line Items]
Scope 3, Category 11 customer emissions		517	569
2030
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in Scope 1 and 2 emissions		50.00%
2050
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)		100.00%
Maximum | 2025
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)		13.00%
Maximum | 2030
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)	20.00%	20.00%
Minimum | 2025
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)		9.00%
Minimum | 2030
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)	15.00%	15.00%
2030 | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Methane emissions intensity (in percent)		0.002